DECONSOLIDATION OF SUBSIDIARY - Financial Position (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Jun. 12, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 3,689		$ 374	$ 7,141
Accounts receivable			3
Research and development tax credit receivable			549	519
Prepaid expenses and other current assets	454		575	849
Total current assets	10,356		1,501	8,509
Property, plant and equipment, net			180	269
Right-of-use assets, net	0		607	120
Other assets, non-current				6
Total deconsolidated assets	10,356		2,288	8,904
Current liabilities:
Accounts payable and accrued expenses	675		4,603	1,791
Lease liabilities, current			271	47
Deferred revenue			108	450	$ 360
Total current liabilities	675		5,910	2,288
Total deconsolidated liabilities	$ 675		$ 6,222	$ 2,313
SmartKem Limited (Deconsolidated subsidiary)
Current assets
Cash and cash equivalents		$ 33
Accounts receivable		3
Research and development tax credit receivable		543
Prepaid expenses and other current assets		239
Total current assets		818
Property, plant and equipment, net		113
Right-of-use assets, net		479
Other assets, non-current		592
Total deconsolidated assets		1,410
Current liabilities:
Accounts payable and accrued expenses		1,635
Lease liabilities, current		353
Deferred revenue		107
Total current liabilities		2,095
Lease liabilities, non-current		167
Total deconsolidated liabilities		2,262
Deconsolidated net liabilities		$ (852)